Stock-Based Compensation Plans (Schedule Of Total Stock Option And PSU Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at January 1, 2017	1,827,978
Number of Options, Granted	330,550	505,775	422,750
Number of Options, Exercised/Vested	(422,914)
Number of Options, Canceled/Forfeited	(37,156)
Number of Options, Outstanding at December 31, 2017	1,698,458	1,827,978
Number of Options, Vested and expected to vest at December 31, 2017	1,698,458
Number of Options, Exercisable at December 31, 2017	912,889
Weighted Average Exercise Price, Outstanding at January 1, 2017	$ 114.09
Weighted Average Exercise Price, Granted	231.91
Weighted Average Exercise Price, Exercised/Vested	93.01
Weighted Average Exercise Price, Canceled/Forfeited	143.71
Weighted Average Exercise Price, Outstanding at December 31, 2017	141.62	$ 114.09
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2017	141.62
Weighted Average Exercise Price, Exercisable at December 31, 2017	$ 108.96
Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2017	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest at December 31, 2017	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years), Exercisable at December 31, 2017	4 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding at December 31, 2017	$ 173,650
Aggregate Intrinsic Value, Vested and dxpected to vest at December 31, 2017	173,650
Aggregate Intrinsic Value, Exercisable at December 31, 2017	$ 123,146
Weighted Average Grant-Date Price, Granted	$ 203.52	$ 126.53	$ 121.75
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Outstanding at January 1, 2017	45,267
Number of Awards, Granted	3,762
Number of Awards, Exercised/Vested	(38,273)
Number of Awards, Canceled/ Forfeited	(1,050)
Number of Awards, Outstanding at December 31, 2017	9,706	45,267
Number of Awards, Vested and expected to vest at December 31, 2017	9,706
Weighted Average Grant-Date Price, Outstanding at January 1, 2017	$ 98.82
Weighted Average Grant-Date Price, Granted	203.52
Weighted Average Grant-Date Price, Exercised/Vested	102.67
Weighted Average Grant-Date Price, Canceled/Forfeited	121.75
Weighted Average Grant-Date Price, Outstanding at December 31, 2017	121.75	$ 98.82
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2017	$ 121.75
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Nonvested Target Units, Outstanding at January 1, 2017	63,774
Number of Nonvested Target Units, Granted	27,622
Number of Nonvested Target Units, Exercised/Vested	(36,812)
Number of Nonvested Target Units, Canceled/Forfeited	(852)
Number of Nonvested Target Units, Outstanding at December 31, 2017	53,732	63,774
Number of Nonvested Target Units, Vested and expected to vest at December 31, 2017	93,170
Weighted Average Grant-Date Price, Outstanding at January 1, 2017	$ 118.95
Weighted Average Grant-Date Price, Granted	156.04
Weighted Average Grant-Date Price, Exercised/Vested	99.50
Weighted Average Grant-Date Price, Canceled/Forfeited	135.09
Weighted Average Grant-Date Price, Outstanding at December 31, 2017	151.09	$ 118.95
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2017	$ 154.65